DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

15. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

        We are exposed to market risks, such as changes in interest rates, foreign exchange rates and commodity prices. From time to time, we enter into transactions, including transactions involving derivative instruments, to manage certain of these exposures. We also hedge our net investment in certain European operations. Changes in the fair value of the hedge in the net investment of certain European operations are recorded in accumulated other comprehensive loss.

INTEREST RATE RISKS

        Through our borrowing activities, we are exposed to interest rate risk. Such risk arises due to the structure of our debt portfolio, including the mix of fixed and floating interest rates. Actions taken to reduce interest rate risk include managing the mix and rate characteristics of various interest bearing liabilities, as well as entering into interest rate derivative instruments.

        From time to time, we may purchase interest rate swaps and/or other derivative instruments to reduce the impact of changes in interest rates on our floating-rate long-term debt. Under interest rate swaps, we agree with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount.

        We have entered into several interest rate contracts to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. These swaps are designated as cash flow hedges and the effective portion of the changes in the fair value of the swaps are recorded in other comprehensive (loss) income (dollars in millions):

December 31, 2015
Notional Value	Effective Date	Maturity	Fixed Rate	Fair Value
$50	December 2014	April 2017	2.5%	$1 noncurrent liability
50	January 2015	April 2017	2.5%	1 noncurrent liability

December 31, 2014
Notional Value	Effective Date	Maturity	Fixed Rate	Fair Value
$50	January 2010	January 2015	2.8%	less than $1 current liability
50	December 2014	April 2017	2.5%	2 noncurrent liability
50	January 2015	April 2017	2.5%	2 noncurrent liability

        Beginning in 2009, Arabian Amines Company entered into a 12-year floating to fixed interest rate contract providing for a receipt of LIBOR interest payments for a fixed payment of 5.02%. In connection with the consolidation of Arabian Amines Company as of July 1, 2010, the interest rate contract is now included in our consolidated results. See "Note 7. Variable Interest Entities." The notional amount of the swap as of December 31, 2015 was $24 million, and the interest rate contract is not designated as a cash flow hedge. As of December 31, 2015 and 2014, the fair value of the swap was $2 million and $3 million, respectively, and was recorded as other current liabilities on our consolidated balance sheets. For 2015 and 2014, we recorded a reduction of interest expense of $1 million and $1 million, respectively, due to changes in fair value of the swap.

        For the years ended December 31, 2015 and 2014, the changes in accumulated other comprehensive gain (loss) associated with these cash flow hedging activities were gains of approximately $1 million and $2 million, respectively.

        During 2016, accumulated other comprehensive loss of nil is expected to be reclassified to earnings. The actual amount that will be reclassified to earnings over the next twelve months may vary from this amount due to changing market conditions. We would be exposed to credit losses in the event of nonperformance by a counterparty to our derivative financial instruments. We anticipate, however, that the counterparties will be able to fully satisfy their obligations under the contracts. Market risk arises from changes in interest rates.

FOREIGN EXCHANGE RATE RISK

        Our cash flows and earnings are subject to fluctuations due to exchange rate variation. Our revenues and expenses are denominated in various currencies. We enter into foreign currency derivative instruments to minimize the short-term impact of movements in foreign currency rates. Where practicable, we generally net multicurrency cash balances among our subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of three months or less). We do not hedge our currency exposures in a manner that would eliminate the effect of changes in exchange rates on our cash flows and earnings. As of December 31, 2015 and 2014, we had approximately $176 million and $179 million notional amount (in U.S. dollar equivalents) outstanding, respectively, in foreign currency contracts with a term of approximately one month.

        In November 2014, we entered into two five year cross-currency interest rate contracts and one eight year cross-currency interest rate contract to swap an aggregate notional $200 million for an aggregate notional €161 million. The swap is designated as a hedge of net investment for financial reporting purposes. Under the cross-currency interest rate contract, we will receive fixed U.S. dollar payments of $5 million semiannually on May 15 and November 15 (equivalent to an annual rate of 5.125%) and make interest payments of approximately €3 million (equivalent to an annual rate of approximately 3.6%). As of December 31, 2015 the fair value of this swap was $28 million and was recorded in noncurrent assets.

        On March 17, 2010, we entered into three five year cross-currency interest rate contracts to swap an aggregate notional $350 million for an aggregate notional €255 million. This swap was designated as a hedge of net investment for financial reporting purposes. As of December 31, 2014, the fair value of this swap was $43 million, and was recorded in current assets. During the three months ended March 31, 2015, we terminated these cross-currency interest rate contracts and received $66 million in payments from the counterparties.

        A portion of our debt is denominated in euros. We also finance certain of our non-U.S. subsidiaries with intercompany loans that are, in many cases, denominated in currencies other than the entities' functional currency. We manage the net foreign currency exposure created by this debt through various means, including cross-currency swaps, the designation of certain intercompany loans as permanent loans because they are not expected to be repaid in the foreseeable future and the designation of certain debt and swaps as net investment hedges.

        Foreign currency transaction gains and losses on intercompany loans that are not designated as permanent loans are recorded in earnings. Foreign currency transaction gains and losses on intercompany loans that are designated as permanent loans are recorded in other comprehensive (loss) income. From time to time, we review such designation of intercompany loans.

        We review our non-U.S. dollar denominated debt and derivative instruments to determine the appropriate amounts designated as hedges. As of December 31, 2015, we have designated approximately €751 million (approximately $821 million) of euro-denominated debt and cross-currency interest rate contracts as a hedge of our net investment. For the years ended December 31, 2015, 2014 and 2013, the amount of gain (loss) recognized on the hedge of our net investment was $68 million, $97 million and $(22) million, respectively, and was recorded in other comprehensive (loss) income. As of December 31, 2015, we had approximately €1,213 million (approximately $1,325 million) in net euro assets.

COMMODITY PRICES RISK

        Inherent in our business is exposure to price changes for several commodities. However, our exposure to changing commodity prices is somewhat limited since the majority of our raw materials are acquired at posted or market related prices, and sales prices for many of our finished products are at market related prices which are largely set on a monthly or quarterly basis in line with industry practice. Consequently, we do not generally hedge our commodity exposures.